GOODWILL AND INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangibles cost, beginning	$ 866	$ 1,273	$ 1,273
Business acquisition	36,362		179
Agreement termination	(250)
Purchase price adjustment			(586)
Intangibles cost, ending	36,978	1,273	866	$ 1,273
Accumulated amortization, beginning	(130)	(120)	(120)
Agreement termination	98
Purchase price adjustment			54
Amortization	(9)	(20)	(64)	(71)	$ (17)
Other	187	(140)
Accumulated amortization, ending	146		(130)	(120)
Net book value	37,124	1,133	736	1,153
Brands & Tradenames
Indefinite life intangibles cost, beginning	408	522	522
Business acquisition	36,361		179
Agreement termination	0
Purchase price adjustment			(293)
Indefinite life intangibles cost, ending	36,770	522	408	522
Accumulated amortization, beginning	0	0	0
Agreement termination	0
Purchase price adjustment			0
Amortization	0	0	0
Other	187	0
Accumulated amortization, ending	187		0	0
Net book value		522	408	522
Other Intangibles
Definite life intangibles cost, beginning	0	40	40
Business acquisition			0
Purchase price adjustment			(40)
Definite life intangibles cost, ending		40	0	40
Accumulated amortization, beginning	0	(8)	(8)
Purchase price adjustment			12
Amortization		(1)	(4)
Other		(9)
Accumulated amortization, ending			0	(8)
Net book value		31	0	32
Branding Rights
Definite life intangibles cost, beginning	250	250	250
Business acquisition	0		0
Agreement termination	(250)
Purchase price adjustment			0
Definite life intangibles cost, ending	0	250	250	250
Accumulated amortization, beginning	(93)	(76)	(76)
Agreement termination	98
Purchase price adjustment			0
Amortization	(5)	(4)	(17)
Other	0	(80)
Accumulated amortization, ending	0		(93)	(76)
Net book value	0	170	157	174
Technology/KnowHow
Definite life intangibles cost, beginning	208	421	421
Business acquisition	0		0
Agreement termination	0
Purchase price adjustment			(213)
Definite life intangibles cost, ending	208	421	208	421
Accumulated amortization, beginning	(37)	(28)	(28)
Agreement termination	0
Purchase price adjustment			30
Amortization	(4)	(14)	(39)
Other	0	(42)
Accumulated amortization, ending	(41)		(37)	(28)
Net book value	167	379	171	393
Brands & Tradenames
Net book value	36,957
Customer Relationships
Definite life intangibles cost, beginning	0	40	40
Business acquisition			0
Purchase price adjustment			(40)
Definite life intangibles cost, ending	0	40	0	40
Accumulated amortization, beginning	0	(8)	(8)
Purchase price adjustment			12
Amortization		(1)	(4)
Other		(9)
Accumulated amortization, ending	$ 0		0	(8)
Net book value		$ 31	$ 0	$ 32